Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	March 28, 2014	September 27, 2013
Property, plant and equipment, gross	$1,918.3	$1,873.7
Less: accumulated depreciation	(920.8)	(876.3)

Property, plant and equipment, net	$997.5	$997.4

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	September 27, 2013	September 28, 2012
Land	$60.4	$60.0
Buildings	316.6	297.3
Capitalized software	76.4	59.9
Machinery and equipment	1,226.6	1,152.8
Construction in process	193.7	181.4

	1,873.7	1,751.4
Less: accumulated depreciation	(876.3)	(806.2)

Property, plant and equipment, net	$997.4	$945.2